Pension Plans and Similar Obligations	12 Months Ended
Dec. 31, 2024
Pension Plans and Similar Obligations
Pension Plans and Similar Obligations

(B.4) Pension Plans and Similar Obligations

y Defined Contribution Plans

Amounts for domestic and foreign defined contribution plans are based on a percentage of the employees’ salaries or on the amount of contributions made by employees. In Germany and some other countries, we make contributions to public pension schemes that are operated by national or local government or similar institutions. Expenses for such local state pension plans are recognized as short-term employee benefits, that is, social security expenses.

y Defined Benefit Pension Plans

The discount rates used in measuring our post-employment benefit assets and liabilities are derived from rates available on high-quality corporate bonds and government bonds for which the timing and amounts of payments match the timing and the amounts of our projected pension payments. Net interest expense and other expenses related to defined benefit plans are recognized as employee benefits expenses and classified in our Consolidated Income Statements according to the activities that the employees owning the awards perform. Since our domestic defined benefit pension plans primarily consist of an employee-financed post-retirement plan that is fully financed with qualifying insurance policies, current service cost may become a credit as a result of adjusting the defined benefit liability’s carrying amount to the fair value of the qualifying plan assets. Such adjustments are recorded in service cost. Total expenses on defined benefit pension plans comprise related current and past service costs as well as interest income and expense.

Total Expense of Pension Plans

€ millions	2024	2023	2022
Defined contribution plans	396	381	425
Defined benefit pension plans	39	57	22
Pension expenses	435	438	447

Defined Benefit Plans

Present Value of the Defined Benefit Obligations (DBO) and the Fair Value of the Plan Assets

	Domestic Plans		Foreign Plans		Other Foreign Post-		Total
€ millions					Employment Plans
	2024	2023	2024	2023	2024	2023	2024	2023
Present value of the DBO	1,204	1,060	752	686	285	256	2,241	2,002
Fair value of the plan assets	1,209	1,063	707	672	124	98	2,040	1,833
Net defined benefit liability (asset)[1]	0	0	61	64	161	158	222	222
thereof: Net defined benefit asset	0	0	-18	-17	-1	-63	-19	-79
Net defined benefit liability	0	0	79	80	162	221	241	301

Net defined benefit asset as % of / Non-current other financial assets	0	0	0	0	0	1	0	1
Net defined benefit liability as % of / Non-current provisions	0	0	16	19	33	51	49	69

¹ After the effects of the asset ceiling.

Of the present value of the DBO of our domestic plans, €1,150 million (2023: €1,006 million) relate to plans that provide for lump-sum payments not based on final salary; of the present value of the DBO of our foreign plans, €597 million (2023: €535 million) relate to plans that provide for annuity payments not based on final salary.

The following significant weighted average assumptions were used for the actuarial valuation of our domestic and foreign pension liabilities as well as other post-employment benefit obligations as at the respective measurement date:

Significant Actuarial Assumptions

Percent	Domestic Plans			Foreign Plans			Other Foreign Post-Employment Plans
	2024	2023	2022	2024	2023	2022	2024	2023	2022
Discount rate	3.4	3.5	4.2	1.5	2.0	2.6	5.3	5.3	5.5

The sensitivity analysis table below shows how the present value of all defined benefit obligations would have been influenced by reasonably possible changes to significant actuarial assumptions. The sensitivity analysis considers change in discount rate assumptions, holding all other actuarial assumptions constant.

Sensitivity Analysis

€ millions	Domestic Plans			Foreign Plans			Other Foreign Post-Employment Plans			Total
	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
Present value of all defined benefit obligations if:
Discount rate was 50 basis points higher	1,156	1,015	908	710	649	505	271	247	203	2,137	1,911	1,616
Discount rate was 50 basis points lower	1,256	1,108	993	798	727	562	292	266	219	2,346	2,101	1,774

Investments in Plan Assets

Our investment strategy on domestic benefit plans is to invest all contributions in stable insurance policies.

Our investment strategies for foreign benefit plans vary according to the conditions in the country in which the respective benefit plans are situated. We have adopted a long-term investment horizon for all major foreign benefit plans. Although our policy is to invest in a risk-diversified portfolio consisting of a mix of assets, both the defined benefit obligation and plan assets can fluctuate over time, which exposes the Group to actuarial and market (investment) risks. Depending on the statutory requirements in each country, it might be necessary to reduce any underfunding by addition of liquid assets.

Plan Asset Allocation

€ millions	2024		2023
	Quoted in an	Not Quoted in an	Quoted in an	Not Quoted in an
	Active Market	Active Market	Active Market	Active Market
Total plan assets	701	1,338	714	1,120
thereof: Asset category
Equity investments	220	0	190	0
Corporate bonds	240	0	233	0
Insurance policies	10	1,337	59	1,120

Our expected contribution in 2025 to our domestic and foreign defined benefit pension plans is immaterial. The weighted duration of our defined benefit plans amounted to 10 years as at December 31, 2024 and 2023.

Total future benefit payments from our defined benefit plans as at December 31, 2024, are expected to be €2,803 million (2023: €2,707 million). Of this amount, 73% (2023: 76%) have maturities of over five years, and 58% (2023: 55%) relate to domestic plans.